Basic and Diluted Loss per Share per Share - Components (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [abstract]
Basic loss for the year	£ (145,963,000)	£ (118,728,000)	£ (49,231,000)
Diluted loss for the year	£ (145,963,000)	£ (118,728,000)	£ (49,231,000)
Basic weighted average number of ordinary shares (in shares)	124,197,000	122,119,635	49,876,081
Diluted weighted average number of ordinary shares (in shares)	124,197,000	122,119,635	49,876,081
Basic loss per share (GBP per share)	£ (1.18)	£ (0.97)	£ (0.99)
Diluted loss per share (GBP per share)	£ (1.18)	£ (0.97)	£ (0.99)